Revolving Credit Facilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jun. 14, 2022	Feb. 16, 2022
Disclosure of detailed information about revolving credit facilities [line items]
Revolving credit facility, previous availability				$ 800.0
Revolving credit facility additional borrowing capacity			$ 400.0	$ 1,100.0
Percentage of trade and other receivable subject to borrowings calculation	75.00%
Percentage of inventories subject to borrowings calculation	50.00%
Letters of credit issued	$ 33.8	$ 33.5
Letters of credit outstanding	5.8	6.0
Line of Credit Facility, Remaining Borrowing Capacity	$ 0.0	$ 0.0
Revolving credit facility current borrowing capacity			$ 1,500.0
Bottom of range [member]
Disclosure of detailed information about revolving credit facilities [line items]
Undrawn revolving credit comment fee percentage	0.25%
Bottom of range [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	1.45%
Bottom of range [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	0.45%
Bottom of range [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	0.45%
Bottom of range [member] | Bankers acceptances plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	1.45%
Bottom of range [member] | Canadian Prime Rate Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	0.45%
Bottom of range [member] | Euro Libor Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	1.45%
Top of range [member]
Disclosure of detailed information about revolving credit facilities [line items]
Undrawn revolving credit comment fee percentage	0.40%
Top of range [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	3.00%
Top of range [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	2.00%
Top of range [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	2.00%
Top of range [member] | Bankers acceptances plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	3.00%
Top of range [member] | Canadian Prime Rate Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	2.00%
Top of range [member] | Euro Libor Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	3.00%
Revolving credit facilities [member]
Disclosure of detailed information about revolving credit facilities [line items]
Undrawn revolving credit comment fee percentage	0.25%
Revolving credit facilities [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	1.45%
Revolving credit facilities [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	0.45%
Revolving credit facilities [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	0.45%
Revolving credit facilities [member] | Bankers acceptances plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	1.45%
Revolving credit facilities [member] | Canadian Prime Rate Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	0.45%
Revolving credit facilities [member] | Euro Libor Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	1.45%